Property, Plant and Equipment and Capital Long-Term Prepayments - Property, Plant and Equipment Summary (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment and Capital Long-Term Prepayments
Balance at beginning	$ 82,288	$ 10,446
Impairment	(51,884)
Balance at ending	51,258	82,288	$ 10,446
Cost
Property, Plant and Equipment and Capital Long-Term Prepayments
Balance at beginning	82,338	10,448	4,876
Additions during the year	16,942	57,942	5,572
Transfer from capital long-term prepayments	3,968	13,948
Impairment	(51,884)
Balance at ending	51,364	82,338	10,448
Accumulated Depreciation
Property, Plant and Equipment and Capital Long-Term Prepayments
Balance at beginning	(50)	(2)
Charge for the year	56	48	2
Balance at ending	(106)	(50)	(2)
Property, Plant, and Equipment
Property, Plant and Equipment and Capital Long-Term Prepayments
Balance at beginning	5,979	5,431
Balance at ending	5,979	5,979	5,431
Property, Plant, and Equipment | Cost
Property, Plant and Equipment and Capital Long-Term Prepayments
Balance at beginning	5,989	5,433	4,876
Additions during the year		556	557
Balance at ending	5,989	5,989	5,433
Property, Plant, and Equipment | Accumulated Depreciation
Property, Plant and Equipment and Capital Long-Term Prepayments
Balance at beginning	(10)	(2)
Charge for the year		8	2
Balance at ending	(10)	(10)	(2)
Construction in Progress
Property, Plant and Equipment and Capital Long-Term Prepayments
Balance at beginning	76,048	5,015
Balance at ending	45,074	76,048	5,015
Construction in Progress | Cost
Property, Plant and Equipment and Capital Long-Term Prepayments
Balance at beginning	76,048	5,015
Additions during the year	16,942	57,085	5,015
Transfer from capital long-term prepayments	3,968	13,948
Impairment	(51,884)
Balance at ending	45,074	76,048	$ 5,015
Right-Of-Use Assets
Property, Plant and Equipment and Capital Long-Term Prepayments
Balance at beginning	261
Balance at ending	205	261
Right-Of-Use Assets | Cost
Property, Plant and Equipment and Capital Long-Term Prepayments
Balance at beginning	301
Additions during the year		301
Balance at ending	301	301
Right-Of-Use Assets | Accumulated Depreciation
Property, Plant and Equipment and Capital Long-Term Prepayments
Balance at beginning	(40)
Charge for the year	56	40
Balance at ending	$ (96)	$ (40)